File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 198	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 200	☒

AdvisorShares Trust
(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814
(Address of Principal Executive Offices, Zip Code)

(877) 843-3831
(Registrant’s Telephone Number, including Area Code)

Noah Hamman
AdvisorShares Trust
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

NYSE Arca Ticker: PSDN

Sub-Advised by: Poseidon Investment Management, LLC

ADVISORSHARES TRUST
4800 Montgomery Lane • Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
877.843.3831

Prospectus dated November 10, 2021

This Prospectus provides important information about the AdvisorShares Poseidon Dynamic Cannabis ETF, a series of AdvisorShares Trust. Before you invest, please read this Prospectus and the Fund’s Statement of Additional Information carefully and keep them for future reference.

The shares of the Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense
.

ADVISORSHARES
POSEIDON
DYNAMIC CANNABIS
ETF
NYSE Arca Ticker: PSDN

FUND SUMMARY

INVESTMENT OBJECTIVE

The AdvisorShares Poseidon Dynamic Cannabis ETF (the “Fund”) seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.80%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES*	0.12%
TOTAL ANNUAL OPERATING EXPENSES	0.92%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Poseidon Dynamic Cannabis ETF	$94	$293

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue directly from the marijuana and hemp business or from providing services, products or technology to the marijuana and hemp business, and (ii) derivatives that have economic characteristics similar to such securities. The Fund primarily invests in exchange-listed equity securities, including common and preferred stock, of U.S. and foreign mid-, small- and micro-capitalization companies, and in total return swaps intended to provide exposure to such companies. Poseidon Investment Management, LLC (the “Sub-Advisor”), the Fund’s investment sub-advisor, may seek investment opportunities through initial public offerings (“IPOs”).

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Using total return swaps, the Sub-Advisor may, at its discretion, dynamically adjust the Fund’s overall market exposure to marijuana and hemp companies through leverage of up to one and a half times (1.5x), or 150% of, the Fund’s total assets. The Sub-Advisor will adjust the Fund’s net exposure to leverage in order to seek exposure to a greater rate of growth over the long term and potentially deliver improved risk-adjusted returns, as compared to a fund without leverage.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business, and in derivatives providing exposure to such securities, the Fund may invest up to 20% of its assets in securities of companies that, in the opinion of the Sub-Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Agency (the “DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Sub-Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction including, but not limited to, U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Sub-Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Sub-Advisor intends to select companies that it believes have competitive advantages in their respective markets, or those in unique positions for growth and expansion. The Sub-Advisor will utilize fundamental research, market analysis, numerous outside analyst ratings and stock selection rating tools. The Sub-Advisor will carefully consider the Fund’s amount of equity exposure and leverage when making adjustments at its discretion. In addition, the Sub-Advisor may invest the Fund’s assets in lesser-known companies that the Sub-Advisor believes have a unique opportunity for growth. At times, the Sub-Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Sub-Advisor or outside analysts. The Fund may sell a security when the Sub-Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or certain other criteria. In connection with its securities lending activities, the Fund may invest in repurchase agreements.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Cannabis-Related Company Risk.
  Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level.  These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana.  In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

U.S. Regulation of Marijuana.
Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law.  Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (the “DOJ”) could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies.  Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (the “FDA”), nor has such a product obtained registration from the DEA for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (the “CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely reduce the value of cannabis-related companies.

Non-U.S. Regulation of Marijuana.
Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. cannabis-related companies if such companies are operating legally in the relevant jurisdiction. These laws and regulations are subject to change and may have a significant impact on the operations of a cannabis-related company. Such operations may be legal under current law but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

U.S. Regulation of Hemp.
Hemp, as defined in the Agriculture Improvement Act of 2018 (the “Farm Bill”), refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis. The Farm Bill effectively removes hemp, its extracts, derivatives, and cannabinoids (including cannabidiol (“CBD”)) from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the U.S. Department of Agriculture (the “USDA”). Certain portfolio holdings may sell dietary supplements and/or foods containing CBD within the United States.

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While the Farm Bill removes hemp and hemp-derived products from the controlled substances list under the CSA, it does not legalize CBD in every circumstance. CBD, depending on the source from which it was derived, can still be classified as a Schedule I substance under the CSA’s definition of “marihuana.” The exception for CBD from the definition of “marihuana” only applies if the CBD is derived from “hemp.” U.S. federal law also requires that: (i) the hemp is produced by a licensed producer; and (ii) in a manner consistent with the applicable federal and state regulations. CBD and other cannabinoids produced from marijuana as defined by the CSA remain an illegal Schedule I substance under federal law. In addition, many state laws include all CBD within definitions of marijuana and some states have policies or laws that otherwise prohibit or restrict CBD sales.

Under the Federal Food, Drug, and Cosmetic Act (the “FD&C”), if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug, while companies that sell CBD in dietary supplements and foods have taken the contrary position. Because the FDA has not brought enforcement action against such companies, this question of fact has not yet been adjudicated. In the absence of a conclusive legal determination to the contrary, as of the date of this prospectus, it has not been determined that the sale of dietary supplements and/or foods containing CBD within the United States would cause a company’s securities to be ineligible for inclusion in the Fund’s portfolio. It is possible that such a legal determination or future federal and/or state laws or regulations could materially curtail permissible uses of hemp, which could have an adverse effect of the value of the Fund’s investments in companies with business interests in hemp and hemp-based products.

Counterparty Risk.
The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Derivatives Risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Equity Risk.
The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk.
In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

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Foreign Investment Risk.
The Fund’s investments in securities of foreign issuers, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Canada Risk.
 The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Growth Investing Risk.
Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Health Care Sector Risk.
Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The business operations and profitability of companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

IPO Risk.
The Fund may invest in securities offered in IPOs or in companies that have recently completed an IPO. The market value of IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.

Leverage Risk.
Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage may magnify the Fund’s gains and losses and, therefore, increase volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

Management Risk.
The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk.
Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

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Micro-Capitalization Risk.

Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Micro-cap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Mid-Capitalization Risk.
Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk.
As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Real Estate Investment Trust Risk.
Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Repurchase Agreement Risk.
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Small-Capitalization Risk.
Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies. These risks are even greater for micro-cap companies.

Trading Risk.
Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk.
Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

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MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor
Poseidon Investment Management, LLC	Sub-Advisor

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub- Advisor
Emily Paxhia, Co-Founder, Managing Director & Portfolio Manager	since 2017
Morgan Paxhia, Co-Founder, Managing Director & Portfolio Manager	since 2017
Tyler Greif , Managing Director & Portfolio Manager	since 2019

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.” Only institutional investors that are acting as the Fund’s authorized participants (typically broker-dealers) may purchase or redeem Creation Units. A Creation Unit transaction generally is conducted in exchange for a basket of securities closely approximating the holdings of the Fund along with a specified amount of cash.

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange and, because shares trade at market price rather than at NAV, shares may trade at a value greater than (premium) or less than (discount) NAV. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available on the Fund’s website at www.advisorshares.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains (or a combination thereof), unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account (“IRA”), which may be taxed upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor or Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUND

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds.

Creation Units of the Fund are issued and redeemed principally in-kind for portfolio securities along with a specified cash payment.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without a shareholder vote.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy in seeking to meet its investment objective. The Fund will invest directly in companies that list their securities on exchanges that require compliance with all laws, rules and regulations applicable to their business, including U.S. federal laws. The current exchanges identified by the Fund that meet these requirements are the New York Stock Exchange (the “NYSE”), Nasdaq Stock Market, Toronto Stock Exchange, and TSX Venture Exchange. The Fund also may use total return swaps to seek exposure to U.S. and foreign securities with similar characteristics. The Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies. The Fund will not change the 80% investment policy included in its principal investment strategy without providing 60 days’ notice to shareholders.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares. This section provides additional information about the Fund’s principal risks. The degree to which a risk applies to the Fund varies according to its investment allocation. Each investor should review the complete description of the principal risks before investing in the Fund. An investment in the Fund may not be appropriate for certain investors. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund. Any of the following risks may impact the Fund’s NAV, which could result in the Fund trading at a premium or discount to NAV.

Cannabis-Related Company Risk.
Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana business sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

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U.S. Regulation of Marijuana.
Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the DOJ, could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is currently classified as a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the FDA, nor has such a product obtained registration from the DEA for commercial production. A Schedule I controlled substance is defined as a drug with no currently accepted medical use and a high potential for abuse. There is no guarantee that such products will ever be legally produced or sold in the U.S. and, even if such a product were to receive the required government approvals for use in commercial production, the product may be subject to significant government regulation regarding manufacture, importation, exportation, domestic distribution, storage, sale, and legitimate use. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not invest directly in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. Compliance failures related to these regulatory requirements may substantially harm a cannabis-related company’s ability to conduct marijuana research. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely reduce the value of cannabis related companies.

Non-U.S. Regulation of Marijuana.
Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. cannabis-related companies if such companies are operating legally in the relevant jurisdiction. These laws and regulations are subject to change and may have a significant impact on the operations of a cannabis-related company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

U.S. Regulation of Hemp.
Hemp, as defined in the Farm Bill, refers to cannabis plants with a THC concentration of not more than 0.3% on a dry weight basis. The Farm Bill effectively removes hemp, its extracts, derivatives, and cannabinoids (including CBD) from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the USDA. Certain portfolio holdings may sell dietary supplements and/or foods containing CBD within the United States.

While the Farm Bill removes hemp and hemp-derived products from the controlled substances list under the CSA, it does not legalize CBD in every circumstance. CBD, depending on the source from which it was derived, can still be classified as a Schedule I substance under the CSA’s definition of “marihuana.” The exception for CBD from the definition of “marihuana” only applies if the CBD is derived from “hemp.” U.S. federal law also requires that: (i) the hemp is produced by a licensed producer; and (ii) in a manner consistent with the applicable federal and state regulations. CBD and other cannabinoids produced from marijuana as defined by the CSA remain an illegal Schedule I substance under federal law. In addition, many state laws include all CBD within definitions of marijuana and some states have policies or laws that otherwise prohibit or restrict CBD sales.

Under the FD&C, if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug, while companies that sell CBD in dietary supplements and foods have taken the contrary position. Because the FDA has not brought enforcement action against such companies, this question of fact has not yet been adjudicated. In the absence of a conclusive legal determination to the contrary, as of the date of this prospectus, it has not been determined that the sale of dietary supplements and/or foods containing CBD within the United States would cause a company’s securities to be ineligible for inclusion in the Fund’s portfolio. It is possible that such a legal determination or future federal and/or state laws or regulations could materially curtail permissible uses of hemp, which could have an adverse effect of the value of the Fund’s investments in companies with business interests in hemp and hemp-based products.

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Counterparty Risk.
The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments exposes the Fund to risks that are different than those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk.
The Fund may invest in total return swaps to gain market exposure. The Fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index; and (iv) the credit risk of the underlying asset, rate, or index. In the event that the Fund executes a total return swap, it will likely do so as a total return receiver (and the counterparty to the Fund will execute the swap as the total return payor). The total return swap receiver generally is contractually obligated to pay the total return payer an index-based payment and an amount equal to the depreciation in the value of the asset referenced in the swap (or an amount which represents a decline in an index if an index is referenced in the swap). Both parties to the total return swap generally have contractual obligations to pledge credit support for the full and timely performance of their respective contractual obligations under the total return swap. If the Fund executes total return swaps, it risks the depreciation or decline in value of the asset or index referenced in the swap as well as the risk that the collateral posted by its counterparty declines in value or is not pledged in accordance with the swap documentation, or the risk that the collateral posted by the Fund in favor of the counterparty is not timely returned or is lost. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund. These risks could cause the Fund to lose more than the principal amount invested.

Equity Risk.
The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk.
In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to a difference between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Because the Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that the Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in the Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

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Foreign Investment Risk.
The Fund may have significant exposure to securities or obligations of foreign companies through its investments in financial instruments, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in financial instruments that are indirectly linked to the performance of foreign issuers may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Canada Risk.
Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada’s dependency on the economy of the United States, in particular, makes Canada’s economy vulnerable to political and regulatory changes affecting the United States economy.

Growth Investing Risk.
Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Health Care Sector Risk.
Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of health care through outpatient services. Companies in the Health Care Sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the Health Care Sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The business operations and profitability of companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

IPO Risk.
The Fund may invest in securities offered in IPOs or in companies that have recently completed an IPO. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

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Leverage Risk.
Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and, therefore, increase its volatility. There is no guarantee that the Fund will use leverage or if, when it does, that the Fund’s leveraging strategy will be successful. The Fund cannot guarantee that the use of leverage will produce a high return on an investment. The Sub-Advisor will segregate liquid assets or otherwise cover transactions that may give rise to leverage risk to the extent of the financial exposure to the Fund. This requirement limits the amount of leverage the Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.

Management Risk.
The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Sub-Advisor does, you could lose money on your investment in the Fund, just as you could with other investments. If the Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of the Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk.
Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Micro-Capitalization Risk.
  Micro-capitalization companies may have limited operational histories and new or unproven product lines or may have product lines that are still in development. These companies may be more vulnerable than larger companies to key personnel losses due to reliance on a smaller number of management personnel. Micro-capitalization companies may have limited financial resources and little or no access to additional credit and therefore may be more susceptible to market downturns or rising credit costs than larger, more established companies. Share prices of micro-capitalization companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than the share prices of funds that invest a larger percentage of assets in shares issued by small-, mid-, or large-capitalization companies. The shares of micro-capitalization companies may be thinly traded and may be at risk for de-listing from a securities exchange, making it difficult for the Fund to buy and sell shares of a particular micro-capitalization company. In addition, there may be less public information available about these companies.

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Mid-Capitalization Risk.
Security prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when the performance of mid-cap stocks falls behind that of other types of investments, such as large-cap securities or the equity market as whole, the Fund’s performance could be reduced.

Non-Diversification Risk.
As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities than a diversified fund. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Real Estate Investment Trust Risk.
Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; increased operating expenses; lack of availability of mortgage funds or other limits to accessing the credit or capital markets; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.

Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). In addition, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees and self-liquidation. In addition, U.S. REITs are subject to special U.S. federal tax requirements. A U.S. REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distributes substantially all of its net income to its shareholders may result in the REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreement Risk.
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Small-Capitalization Risk.
Security prices of small cap companies may be more volatile than those of larger companies. Security prices of small-cap companies are generally more vulnerable than those of large-cap companies to adverse business and economic developments. The securities of small-cap companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-cap companies are typically less stable financially than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-cap companies also normally have less diverse product lines than larger cap companies and are more susceptible to adverse developments concerning their products. These risks are even greater for micro-cap companies. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

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Trading Risk.
Shares of the Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of the Fund’s shares deviates significantly from NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Value Investing Risk.
Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions.
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its total assets, without limitation, in cash, high-quality, short-term debt securities and money market instruments. The Fund may be invested in this manner for extended periods, depending on the Sub-Advisor’s assessment of market conditions. Debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements, and bonds that are rated BBB or higher. While the Fund is in a defensive position, the Fund may not achieve its investment objective. Furthermore, to the extent that the Fund invests in money market funds, the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

Lending of Portfolio Securities
. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). Such loans may be terminated at any time. Any such loans must be continuously secured by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Please see the Fund’s Statement of Additional Information (the “SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website at www.advisorshares.com. The Fund’s daily portfolio holdings information also will be available on the Trust’s website.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR
AdvisorShares Investments, LLC, located at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814, serves as investment advisor of the Fund. As of September 30, 2021, the Advisor had approximately $2 billion in assets under management.

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The Advisor continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to receive an annual advisory fee of 0.80% based on the average daily net assets of the Fund. The Advisor pays the Sub-Advisor out of the advisory fee it receives from the Fund.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

Pursuant to an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), the Advisor, subject to certain conditions, has the right, without shareholder approval, to hire a new unaffiliated sub-advisor or materially amend the terms of a sub-advisory agreement with an unaffiliated sub-advisor when the Board and the Advisor believe that a change would benefit the Fund. The Prospectus will be supplemented when there is a significant change in the Fund’s sub-advisory arrangement.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISOR
Poseidon Investment Management, LLC is a registered investment advisory firm located at 330 Fell Street, Suite 200, San Francisco, California 94102. The Sub-Advisor was founded in 2017, and its affiliates were founded in 2013, with a dedicated focus on the emerging cannabis and hemp industries. The Sub-Advisor’s first private investment fund was structured as a hybrid hedge fund that opened in January 2014 and continues to operate today. The Sub-Advisor subsequently launched two more venture capital funds and currently manages three blind-pool investment funds and seven special purpose vehicle investments. The Sub-Advisor has established itself as a venture capital firm focused exclusively on the cannabis sector and is one of the longest operating asset managers in the cannabis space. The principals of the Sub-Advisor serve on the boards of directors for numerous cannabis-focused companies. As of September 30, 2021, the Sub-Advisor had approximately $192 million in assets under management.

The Sub-Advisor is responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. A discussion regarding the basis for the Board’s most recent approval of the Fund’s investment sub-advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

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PORTFOLIO MANAGERS
The following portfolio managers are primarily responsible for the day-to-day management of the Fund.

Emily Paxhia,
Co-Founder, Managing Director & Portfolio Manager

Ms. Paxhia has reviewed thousands of companies in the cannabis industry and has worked with countless company founders in many capacities. She had helped to shape founders’ preparations, their go-to-market strategies and product launches, and advised on day-to-day business operations. Ms. Paxhia has held board seats for multiple portfolio companies and participates as an adviser to multiple teams. Extremely active in the investment decision making and ongoing investment oversight processes, she works closely with her partners to create meaningful deal structures, ensuring that proper governance is carried out at the company level. Further, Emily has dedicated time and energy to supporting policy groups and has served on the Board of Directors of the Marijuana Policy Project. She also currently serves on the Board of Athletes for CARE and The Initiative. Ms. Paxhia has over 10 years of experience working as a consultant and researcher and, as such, has become an expert at extracting actionable insights from research and applying them to make corporations function more efficiently and successfully. She also leverages this experience to engage in detailed market analysis for determination around product-market fit and potential scalability. Ms. Paxhia received a B.A. in Psychology from Skidmore College in 2002 and an M.A. in Psychology from New York University in 2008.

Morgan Paxhia,
Co-Founder, Managing Director & Portfolio Manager

With over fourteen years’ experience in investing and finance, Mr. Paxhia has developed a deep understanding of asset management, including individual company analysis, portfolio construction, and risk mitigation. Since 2012, he has dedicated his investment focus primarily to the cannabis industry. Given the limited amount of information in this emerging field, the limited amount of institutional research, and relative industry immaturity, Mr. Paxhia embraces an active approach of working closely with companies. He utilizes a “boots on the ground” methodology to better understand individual companies and the industry. Through his extensive travel across the US and Canada, reviewing hundreds of business plans and overseeing several existing cannabis funds’ investments, Mr. Paxhia has developed the Sub-Advisor’s investment methodology, tailored specifically to the business of cannabis. The Sub-Advisor’s proprietary process is driven by the time spent in the industry and the considerable data collected over the last several years. He has created frameworks for analysis depending on sub-sector, company stage, and participation across the capital spectrum through a database of contacts, valuations, metrics, and other relevant factors. Mr. Paxhia started his investment career at UBS Financial Services, working in a Wealth Management/ Investment Banking hybrid training program. The training brought a wide range of first-hand experience working through several facets of the organization, including advisory teams managing assets for high net worth individuals and municipal bonds trading. Following his tenure at UBS, Morgan transitioned to a Providence-based registered investment advisor as an Investment Consultant. During that time, he worked under the partners of the firm doing fundamental portfolio management. Morgan received a B.S. in Applied Mathematics from the University of Rhode Island in 2005.

Tyler Greif
,
Managing Director & Portfolio Manager

Mr. Greif possesses nearly 21 years of experience as an investor in both the public and private markets. He began his career in 2000, having worked at Goldman Sachs as an investment banker in the Mergers and Acquisitions group in New York City. Following his tenure at Goldman Sachs, he joined PSAM, a hedge fund also based in New York City. Throughout his eight-year tenure at PSAM, Mr. Greif researched and invested in numerous companies and was promoted to Vice President. Mr. Greif took an active role in many of the investments, having served in the capacity of Co-Chairman of the Official Creditors Committee in the Dana Corporation restructuring process and on numerous ad hoc creditor committees. Tn 2010, Mr. Greif founded and served as Chief Executive Officer of Proven Fields Oil & Gas, an energy-focused private equity fund, which acquired, developed and managed oil and gas assets in multiple U.S. states. After leading the successful sale of most of the assets of Proven Fields, Mr. Greif launched a new investment and advisory firm named HomeBase, which both invests in and provides outsourced CFO advisory, accounting and bookkeeping services to venture-stage companies. Mr. Greif is an investor in and serves on the Board of Vicunita Minerals UK Limited, a company focused on gold mining in Peru, and as Chief Investment Officer of EdgeHill Venture Partners. Mr. Greif received a B.B.A. from Emory University in 2000.

Additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund is available in the SAI.

16

OTHER SERVICE PROVIDERS
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, Sub-Advisor, The Bank of New York Mellon or any of their respective affiliates.

The Bank of New York Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE
The Fund calculates NAV by (i) taking the current market value of its total assets, (ii) subtracting any liabilities, and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on NYSE (normally 4:00 p.m. Eastern Time). The NYSE is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values its portfolio investments at market prices. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board. With respect to U.S.-traded securities with readily available pricing, it is expected that there would be limited circumstances in which the Fund would use fair value pricing – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

PREMIUM/DISCOUNT AND BID/ASK SPREAD INFORMATION
The price of the Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors.

Information showing the number of days that the market price of the Fund’s shares was greater than the Fund’s NAV per share (
i.e.
, at a premium) and the number of days it was less than the Fund’s NAV per share (
i.e.
, at a discount) for various time periods is available by visiting the Fund’s website at www.advisorshares.com. Also available on the Fund’s website is information about bid-ask spreads.

DIVIDENDS AND DISTRIBUTIONS
The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

17

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a participant agreement between the Distributor and an authorized participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

BOOK-ENTRY
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”), or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (
e.g.
, broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN THE FUND
For more information on how to buy and sell shares of the Fund, call the Trust at 877.843.3831 or visit the Fund’s website at www.advisorshares.com.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services. The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will pay the service provider out of its distribution fees.

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least one year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, the Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. More information about taxes is located in the SAI.

You are urged to consult your tax advisor regarding specific questions as to U.S. federal, state and local income taxes.

18

Tax Status of the Fund
The Fund is treated as a separate entity for U.S. federal income tax purposes and intends to elect and to qualify for the special tax treatment afforded to a regulated investment company (“RIC”) under the Internal Revenue Code. As long as the Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it timely distributes to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your shares listed on the Exchange, and when you purchase or redeem Creation Units (authorized participants only).

Tax Status of Distributions

●	The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income.

●
The income dividends you receive from the Fund may be taxed as either ordinary income or “qualified dividend income.” For non-corporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates applicable to long-term capital gains, provided holding period and other requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, the Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. Dividends received by the Fund from a REIT are generally not treated as qualified dividend income unless so reported by such REIT. Certain of the Fund’s investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

●
Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Fund’s investment strategies may limit its ability to distribute dividends eligible to for the dividends received deduction for corporate shareholders.

●
Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund generally are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxed to non-corporate shareholders at reduced tax rates.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

●
In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	Shortly after the close of each calendar year, the Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund.

●	You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

19

Taxes on Exchange-Listed Share Sales
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Fund shares. The ability to deduct capital losses may be limited.

Derivatives and Complex Securities
The Fund may invest in complex securities and derivatives such as total return swaps. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. Additional information regarding the Fund’s investments in complex securities and derivatives can be found in the Fund’s SAI.

Taxation of REIT Investments
The Fund invests in REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Net Investment Income Tax
U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors
If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The 30% withholding tax generally will not apply to distributions of net capital gain. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

20

Foreign Taxes
Dividends, interest, and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may need to file special claims for refunds to secure the benefits of a reduced rate.

If as of the close of a taxable year more than 50% of the value of the Fund’s assets consists of certain foreign stock or securities, the Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If the Fund does not so elect, it will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Backup Withholding
The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Taxes on Creation and Redemption of Creation Units
An authorized participant who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (a) the sum of the market value of the Creation Units at the time and any net cash received, and (b) the sum of the purchaser’s aggregate basis in the securities surrendered and any net cash paid for the Creation Units. An authorized participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between (x) the sum of the redeemer’s basis in the Creation Units and any net cash paid, and (y) the sum of the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” by an authorized participant that does not mark-to-market its holdings or on the basis that there has been no significant change in economic position. Authorized participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

21

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences to you of an investment in the Fund under all tax laws applicable to you.

More information about taxes is available in the SAI.

FINANCIAL HIGHLIGHTS

The Fund’s financial information is not yet available because the Fund has not commenced operations.

22

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF

Advisor	AdvisorShares Investments, LLC 4800 Montgomery Lane, Suite 150 Bethesda, Maryland 20814
Sub-Advisor	Poseidon Investment Management, LLC 330 Fell Street, Suite 200 San Francisco, California 94102
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the Fund’s SAI. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (http://www.sec.gov), which contains the SAI, material incorporated by reference, and other information about the Fund. You may request documents from the SEC, upon payment of a duplication fee, by emailing the SEC at publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, when available, without charge by calling 877.843.3831, visiting the website at www.advisorshares.com, or writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports. Also in the Fund’s Annual Report will be a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

23

Statement of Additional Information

ADVISORSHARES TRUST
4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
877.843.3831
www.advisorshares.com

November 10, 2021

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (the “SAI”) relates to shares of the following series (the “Fund”):

AdvisorShares Poseidon Dynamic Cannabis ETF (NYSE Arca Ticker: PSDN)

This SAI is not a prospectus. It should be read in conjunction with the Fund’s prospectus dated November 10, 2021, as revised and/or supplemented from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Prospectus are available, without charge, upon request by contacting the Trust at the address or telephone number above. Shares of the Fund are subject to listing on NYSE Arca, Inc. (the “Exchange”) and will trade in the secondary market.

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust is permitted to offer separate series (
i.e.,
funds) and additional series may be created from time to time. As of the date of this SAI, the Trust consists of 24 separate funds. This SAI relates only to the Fund.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees of the Trust (the “Board”) with respect to the Fund, and in the net distributable assets of the Fund on liquidation. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

The shares of the Fund are subject to approval for listing on the Exchange and, as described in the Fund’s Prospectus, will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) per share of the Fund.

The Fund offers and issues shares at NAV in aggregated lots (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of individual securities (the “Deposit Securities”) and (ii) an amount of cash (the “Cash Component”). Similarly, shares of the Fund are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for the Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Purchase and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Fund, which is a non-diversified open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The day-to-day portfolio management of the Fund is provided by Poseidon Investment Management, LLC (the “Sub-Advisor”), the Fund’s investment sub-advisor, and is subject to the oversight of the Advisor and the Board. The Fund’s investment objective and principal investment strategies, as well as other important information, are described in the Fund’s Prospectus, which should be read together with this SAI. The investment objective of the Fund is non-fundamental and may be changed without the approval of shareholders.

The Sub-Advisor selects securities for the Fund’s investment pursuant to an “active” management strategy for security selection and portfolio construction. The investment techniques and instruments described below and in the Fund’s Prospectus may, consistent with the Fund’s investment objective and investment policies, be used by the Fund if, in the opinion of the Advisor or the Sub-Advisor, such strategies will be advantageous to the Fund. The Fund may not invest in all of the instruments and techniques described below. In addition, the Fund is free to reduce or eliminate its activity with respect to any of the investment techniques described below without changing the Fund’s fundamental investment policies, and the Fund will periodically change the composition of its portfolio to best meet its investment objective. For more information about the Fund’s principal strategies and risks, please see the Fund’s Prospectus.

Borrowing

While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund may use leverage during periods when the Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Cannabis-Related Securities

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue directly from the marijuana and hemp business or from providing services, products or technology to the marijuana and hemp business, and (ii) derivatives that have economic characteristics similar to such securities. The Fund will not invest directly in any company that grows, produces, distributes, or sells cannabis or products derived from cannabis in a country, state, province, locality or other political subdivision where this activity is illegal under applicable law.

Depositary Receipts

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted depositary receipts or any depositary receipt that the Advisor deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Equity Securities

The Fund invests in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV per share of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in the types of equity securities described below:

●
Common Stock.
Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock.
Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Warrants.
Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Companies.
Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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Large Capitalization Companies.
Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

•
Master Limited Partnerships (“MLPs”).
MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or the oil and gas industries.

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Rights.
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Investments in Foreign Equity Securities.
The Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Illiquid Investments

The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.

The Fund may not be able to sell illiquid investments when the Advisor considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations and such investments may have an adverse impact on NAV.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund, or (iii) securities issued by the acquired company and all other investment companies (other than U.S. Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund. A fund also may invest in the securities of other investment companies if the fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the fund if, after the sale (i) the fund owns more than 3% of the other investment company’s voting stock or (ii) the fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. The Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) for qualification as a regulated investment company (“RIC”).

As a shareholder of another investment company, the Fund and its shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor or Sub-Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. The Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, the Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, when the Fund invests in a BDC, the Fund’s Total Annual Fund Operating Expenses will be effectively overstated by an amount equal to the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not included as an operating expense of the Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and the temporary unavailability of certain component securities of the index. The Fund may invest in index-based ETFs as well as ETFs that are actively managed.

The Fund may invest in closed-end funds. Closed-end funds are pooled investment vehicles that are registered under the 1940 Act and whose shares are listed and traded on U.S. national securities exchanges. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher (
i.e.
, at a premium) or lower (
i.e.
, at a discount) than the net asset value of a closed-end fund’s portfolio holdings. Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end fund held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of the closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund. While the Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective. While the Fund, when investing in closed-end funds, attempts to diversify its exposure to such investments, lackluster performance of a single closed-end fund can have a negative impact on the performance of the Fund as a whole. The Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in the Fund.

Lending of Portfolio Securities

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33
1
/
3
% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor, Sub-Advisor or their affiliates, unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third-party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities, as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Fund’s securities lending arrangements are subject to Board approval. In addition, to the extent the Fund engages in securities lending, the Board has adopted procedures that are reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Leverage

The Fund intends to use leveraged investment techniques in pursuing its investment objective. Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the Fund’s assets. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAV of the Fund’s shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest that would decrease the Fund’s total return to shareholders.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. Generally, the higher the Fund’s rate of portfolio turnover, the higher the transaction costs borne by the Fund and its long-term shareholders. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.

Real Estate Investment Trusts (REITs)

The Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like RICs such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which the Fund invests in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33
1
/
3
% of its assets. Reverse repurchase agreements involve sales of portfolio assets by the Fund concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Swap Agreements

The Fund intends to enter into swap agreements, primarily total return swap agreements. A total return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, a basket of loans, or bonds. The asset is owned by the party receiving the set rate payment.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”
i.e
., the return on or increase in value of a particular dollar amount invested in a basket of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because they are two-party contracts which may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless the Sub-Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Sub-Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Federal Farm Credit Administration, Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, National Credit Union Administration, and Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

In September 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the terms of the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide a limited amount of capital per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. In May 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs from $100 billion to $200 billion per instrumentality. In December 2009, the U.S. Treasury amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. Also in December 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they are now required to transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a certain capital reserve amount. On September 30, 2019, the U.S. Treasury and the FHFA announced that they had agreed to modifications to the SPAs that will permit Fannie Mae and Freddie Mac to retain additional earnings in excess of the $3 billion capital reserves previously permitted by their SPAs, increasing the amounts to $25 billion and $20 billion, respectively. However, shareholders of Freddie Mac and Fannie Mae have since sued the U.S. Government over the profit sweep, contending that it was a breach of contract and an improper taking of private property without just compensation. Both of these legal arguments continue to move forward through various courts and could influence the U.S. Government’s policy towards the mortgage financial system. In addition, initiatives from the Trump administration, such as reductions to the corporate tax rate, could affect the value of certain assets held by Fannie Mae and Freddie Mac.

Until further action is taken, the actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. Other U.S. government securities the Fund may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority and District of Columbia Armory Board. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Sub-Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

The Fund may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”) or any similar program sponsored by the U.S. Government. STRIPS may be sold as zero coupon securities. See “Zero Coupon Bonds” for additional information.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected.

When-Issued, Delayed-Delivery and Forward Commitment Securities

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued, delayed-delivery or forward commitment basis (
i.e.
, delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued, delayed-delivery or forward commitment basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued, delayed-delivery or forward commitment securities. The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued, delayed-delivery or forward commitment basis.

Zero Coupon Bonds

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their un-matured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of STRIPS. While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Recent Market Events

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Periods of market volatility may continue to occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Cybersecurity

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Advisor and Sub-Advisor) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, Sub-Advisor or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Advisor has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. The Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

INVESTMENT RESTRICTIONS

Except with respect to the Fund’s fundamental policy relating to borrowing, if a percentage limitation in a policy below is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value will not result in a violation of such restriction.

Fundamental Policies of the Fund

The investment limitations listed below are fundamental policies of the Fund and cannot be changed with respect to the Fund without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements.

2.
Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

3.	Make loans, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

5.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the “Securities Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

7.	Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries except that the Fund will concentrate (
i.e.,
invest more than 25% of its total assets) in the securities of issuers in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group. (The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Fund will not invest more than 25% of its net assets in any investment company that so concentrates.)
*

Non-Fundamental Policies of the Fund

In addition to the investment objective of the Fund, the investment limitation listed below is a non-fundamental policy of the Fund and may be changed with respect to the Fund by the Board. The Fund may not:

1.	Without providing 60 days notice to shareholders, change its investment strategy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue directly from the marijuana and hemp business or from providing services, products or technology to the marijuana and hemp business, and in (ii) derivatives that have economic characteristics similar to such securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

*
For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus-delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus-delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

The Advisor may purchase Creation Unit Aggregations through a broker-dealer to “seed” the Fund as it is launched, or may purchase shares from other broker-dealers that have previously provided “seed” for the Fund when it was launched or otherwise in secondary market transactions, and because the Advisor may be deemed an affiliate of the Fund, the shares are being registered to permit the resale of these shares from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Advisor of these shares.

The Advisor intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Advisor may use any one or more of the following methods when selling shares:

●	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;

●	privately negotiated transactions;

●	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and

●	any other method permitted pursuant to applicable law.

The Advisor may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Advisor may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Advisor and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Advisor who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Advisor has informed the Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon the Fund being notified in writing by the Advisor that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of the Advisor and the name(s) of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Advisor and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934 (the “Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Advisor may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund and its shares.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Shares of the Fund are listed and traded on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions.
Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Advisor, Advisor, and Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances, the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Sub-Advisor believes that the ability of the Fund to participate in higher volume transactions generally will be beneficial to the Fund.

Brokerage Selection.
The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Sub-Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that an advisor may cause a fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Advisor will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Advisor has entered into commission sharing arrangements (“CSAs”) with several broker-dealers. These CSAs are administered by a third party, Virtu Americas LLC (“Virtu”), which provides commission management services. Under this arrangement, the Advisor executes transactions with broker-dealers that provide brokerage services and instructs such brokers to share with Virtu a portion of the commissions received in connection with such transactions. Virtu, in its role as administrator of these commission sharing arrangements, will then pay for third-party research and brokerage products out of the shared commission it receives as instructed by the Advisor.

Brokerage with Fund Affiliates.
The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the Sub-Advisor, if any, for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed
“
usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those trustees who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board of Trustees

Board Responsibilities.
The Board of Trustees is responsible for overseeing the management and affairs of the Fund and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor (defined below) and Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks,
i.e.
, events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (
e.g.
, the Sub-Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and the Sub-Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and the Sub-Advisory Agreement with the Sub-Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s and Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s and Sub-Advisor’s use of higher-risk financial instruments in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Advisor, and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Fund’s investment management and business affairs are carried out by or through the Advisor, Sub-Advisor, and other service providers. Each of these parties has an independent interest in risk management, but its policies and the methods by which one or more risk management functions are carried out may differ from that of the Fund and the other parties in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust.
Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. No Independent Trustee (defined below) serves as a lead independent trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (
i.e.
, “Independent Trustees”) constitute sixty-six percent (66%) of the Board, the fact that the Audit Committee is composed of the Independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Noah Hamman* 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1968)	Trustee (no set term); served since 2009	Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC (2006-present).	24	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1952)	Trustee (no set term); served since 2009	President of ASAE Business Services, Inc.(2017-present), ASAE Insurance Company (2020-present), ASAE Investments, LLC (2018-present), ASAE Real Estate (2017-present) (ASAE (American Society of Association Executives) is a membership organization serving the association and non-profit community); President of P/B Wealth Consulting (2017-present); Vice-President/Chief Operating Officer of NADA (National Automobile Dealers Association) Retirement Administrators, Inc. (2009-2017).	24	None

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
William G. McVay 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1954)	Trustee (no set term); served since 2011	Principal of Red Tortoise LLC (a boutique investment counseling firm) (May 2017-present); Founder of RDK Strategies, LLC (a firm providing investment management research and consulting solutions) (2007-present).	24	None
Officers
Noah Hamman 4800 Montgomery Lane, Suite 150 Bethesda, MD 20814 (1968)	President (no set term); served since 2009	Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC (2006-present).	N/A	N/A
Julio Lugo 51 Stonehedge Drive East Windsor, NJ 08520 (1963)	Vice President (no set term); served since 2021
Head of Fund Operations of AdvisorShares Investments, LLC (2021-present); Vice President of the Trust (2021-present); President/Founder of ETP Consultants LLC (2020-2021); Principal of BNY Mellon Depositary Receipts (2004-2020).
			N/A	N/A
Dan Ahrens 2030 Modern Place Dallas, TX 75214 (1966)	Secretary and Treasurer (no set terms); served since 2009	Managing Director of AdvisorShares Investments, LLC (2013-present); Chief Compliance Officer of the Trust (2009-2013); Executive Vice President of AdvisorShares Investments, LLC (2008-2013).	N/A	N/A
Stefanie Little 11 Gina Marie Lane Elkton, MD 21921 (1967)	Chief Compliance Officer (no set term); served since 2013
Founder of Chenery Compliance Group, LLC (2015 - present); Chief Compliance Officer of AdvisorShares Investments, LLC and the Trust (2013-present); Managing Member of SEC Compliance Alliance, LLC (2012-present); President of Little Consulting Group, Inc. (2011-present).
			N/A	N/A

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Committee.
The Board has established the following standing committee:

Audit Committee.
The Board has an Audit Committee that is composed of each of the Independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters. The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee, which provides a mechanism for reporting legal violations. The Audit Committee met 4 times during the most recently completed fiscal year.

Individual Trustee Qualifications.
The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund and its shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills, as described below.

The Board has concluded that Mr. Hamman should serve as Trustee because of his extensive experience with mutual fund company business development, and the development of exchange-traded funds in particular, as well as his knowledge of and experience in the financial services industry in general.

The Board has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and fiduciary and banking law.

The Board has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations and pension funds.

Fund Shares Owned by Board Members.
The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of October 15, 2021, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust.

Trustee Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Noah Hamman	AdvisorShares Poseidon Dynamic Cannabis ETF	None	over $100,000
Independent Trustees
Elizabeth Piper/Bach	AdvisorShares Poseidon Dynamic Cannabis ETF	None	$1-$10,000
William G. McVay	AdvisorShares Poseidon Dynamic Cannabis ETF	None	$10,001-$50,000

Board Compensation.
The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ended June 30, 2021.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustee
Noah Hamman	$0	N/A	N/A	$0
Independent Trustees
Elizabeth Piper/Bach	$48,750	N/A	N/A	$48,750
William G. McVay	$45,000	N/A	N/A	$45,000

*The Trust is the only registered investment company in the Fund Complex.

Control Persons and Principal Holders of Securities

Because the Fund is new, as of the date of this SAI, there were no owners of the Fund’s shares.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Sub-Advisor each has adopted a code of ethics pursuant to Rule 17j-1. These codes of ethics (each, a “Code of Ethics” and collectively, the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY SERVICES

The Advisor and the Advisory Agreement

The Advisor, a registered investment advisor under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC, which is controlled by Noah Hamman, Chief Executive Officer of the Advisor.

Pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to and oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board and the officers of the Trust. In addition to maintaining its overall responsibility to manage the Fund, the Advisor oversees the investment and reinvestment of the assets of the Fund by the Sub-Advisor, in accordance with the investment objective, policies, and limitations of the Fund.

The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Fund’s Prospectus.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the annual rate listed below based on the average daily net assets of the Fund. With respect to the Fund, the Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding the Maximum Annual Operating Expense Limit (listed below) of the Fund’s average daily net assets for at least one year from the date of the Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one year period. If at any point it becomes unnecessary for the Advisor to waive fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the Fund’s Maximum Annual Operating Expense Limit currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee reductions or expense reimbursements within three years of the date they were waived or reimbursed.

Fund	Annual Advisory Fee as a % of Average Daily Net Assets	Maximum Annual Operating Expense Limit
AdvisorShares Poseidon Dynamic Cannabis ETF	0.80%	0.99%

Pursuant to a fund services agreement between the Trust and the Advisor, the Advisor seeks to enter into arrangements with broker-dealers and other intermediaries to (1) obtain information about the nature of shareholders who own shares of the Trust through the intermediary and (2) permit certain share transactions through the intermediary without the imposition of a sales, transaction, or trade charge. The Advisor is entitled to reimbursement of a portion of expenditures that it makes relating to shareholder services of up to the lesser of 50% of the expenditures made by the Advisor on behalf of the Fund or an annual fee of 0.03% of the Fund’s average daily net assets.

The Advisor, pursuant to an exemptive order granted by the SEC and subject to certain conditions, including Board approval, may, without shareholder approval, hire one or more new unaffiliated sub-advisors for the Fund, materially amend the terms of an agreement with an unaffiliated sub-advisor, or continue the employment of an unaffiliated sub-advisor after events that would otherwise cause an automatic termination of a sub-advisory agreement. Consequently, under the exemptive order, the Advisor has the right to hire or replace a sub-advisor when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new sub-advisor, shareholders of the Fund will receive notification of the change. This “manager of managers” arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit the Advisor’s investment advisory fee paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval.

The Sub-Advisor and the Sub-Advisory Agreement

Pursuant to a sub-advisory agreement, the Sub-Advisor serves as the investment sub-advisor to the Fund, makes the investment decisions for the Fund, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision and oversight of, and policies established by, the Advisor and the Board. The Sub-Advisor is controlled by Morgan Paxhia and Emily Paxhia, each of whom owns 50% of the voting interests in the Sub-Advisor.

For its services under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee calculated daily and paid monthly by the Advisor at an annual rate of 0.50% based on the average daily net assets of the Fund.

Portfolio Managers

This section includes information about the Fund’s portfolio managers (“Portfolio Managers”), including information about other accounts they manage, the dollar range of Fund shares they own, and how they are compensated.

Portfolio Manager Compensation.
Each Portfolio Manager is compensated by the Sub-Advisor and does not receive any compensation directly from the Fund. Each Portfolio Manager is compensated through his or her ownership of the Sub-Advisor.

Fund Shares Owned by Portfolio Managers.
As of the date of this SAI, no Portfolio Manager owned any shares of the Fund.

Other Accounts Managed by Portfolio Managers.
As of September 30, 2021, each Portfolio Manager was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Emily Paxhia	0	$0	3	$176	7	$16
Morgan Paxhia	0	$0	3	$176	7	$16
Tyler Greif	0	$0	0	$0	0	$0

Conflicts of Interest

A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. The portfolio manager, the Advisor, the Sub-Advisor, and related parties may engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio manager, the Advisor, the Sub-Advisor, and those related parties may engage in activities where the interests of certain divisions of the Advisor or Sub-Advisor and their related parties or the interests of their clients may conflict with the interests of the shareholders of the Fund. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Advisor manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency SERVICES

The Bank of New York Mellon (“BNYM” or the “Administrator”) serves as administrator, custodian and transfer agent for the Fund. BNYM’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Trust’s Administration and Accounting Agreement with BNYM, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.
In consideration for its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.025% on the first $1 billion on the gross adjusted assets of the Fund and 0.02% on the gross adjusted assets of the Fund exceeding $1 billion.

Under the Trust’s Custodian Agreement with BNYM, BNYM maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Fund.

Pursuant to the Trust’s Transfer Agency and Service Agreement with BNYM, BNYM acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Fund.

DISTRIBUTION SERVICES

Distributor.
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Fund. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into an agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”). The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Fund’s Prospectus and this SAI. Shares amounting to less than a Creation Unit are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust, the Advisor, Sub-Advisor or any stock exchange.

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment,” as that term is defined in the 1940 Act.

Distribution Plan.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services. Distribution services may include, but are not limited to: (i) services in connection with distribution assistance or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this SAI. However, in the event that distribution fees are charged in the future, because the Fund will pay these fees out of assets on an ongoing basis, over time distribution fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries.
The Advisor and/or Sub-Advisor (the “Advisor Entities”) may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other series of the Trust. The Advisor Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of the Advisor Entities’ revenue comes directly or indirectly in part from fees paid by the Fund and other series of the Trust, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other series of the Trust. The Advisor Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor Entities also make payments to Intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to ETPs in general (“Publishing Costs”). In addition, the Advisor Entities make payments to Intermediaries that make shares of the Fund and certain other series of the Trust available to their clients, develop new products that feature the Advisor or otherwise promote the Fund and other series of the Trust. The Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit their business or facilitate investment in the Fund or other series of the Trust. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other series of the Trust over other investments. The same conflict of interest and financial incentive exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

The Advisor may determine to make such payments based on any number of metrics. For example, the Advisor may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more series of the Trust in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by the Advisor in connection with the Fund and other series of the Trust will be immaterial to the Advisor in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Fund and/or other series of the Trust.

SECURITIES LENDING

The Fund participates in a securities lending program offered by BNYM (the “Program’’) that provides for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase (Creation)

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), of an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit.
The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” – per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash – the Cash Component – computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (
i.e.
, the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (
i.e.
, the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor or Sub-Advisor with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash –
i.e.
, a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. The Trust also reserves the right to offer an “all cash” option for creations of Creation Units for the Fund.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Purchase of Creation Units.
To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,”
i.e.
, a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Fund’s transfer agent no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Fund’s transfer agent pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Fund’s transfer agent or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order,
i.e.
, to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process.
The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Fund’s transfer agent to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process.
Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Fund’s transfer agent, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of the Cash Component plus 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Closing Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by the Closing Time or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received or in the event a mark to market payment is not made within one Business Day following notification that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received.

Acceptance of Orders for Creation Units.
The Trust reserves the absolute right to reject a creation order transmitted to it in respect of the Fund if (a) the order is not in proper form, (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund, (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above, (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund, (e) the acceptance of the Deposit Securities would, in the opinion of counsel, be unlawful, (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners, or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Fund or its designee shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.
To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
AdvisorShares Poseidon Dynamic Cannabis ETF	$500

* To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to creations of Creation Units.

Redemption Method.
Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by the Administrator on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process.
Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.
Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within three business days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator,
i.e.
, the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable, or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.
To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
AdvisorShares Poseidon Dynamic Cannabis ETF	$500

* To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating Net Asset Value.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (
i.e.
, the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV per share. The NAV per share for the Fund is calculated by the Administrator and determined as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including ETFs in which the Fund invests, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Advisor or Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies.
Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.
No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes

The following is a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status.
The Fund intends to qualify for and elect treatment as a RIC under the Internal Revenue Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are timely distributed to the Fund’s shareholders.

One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis
failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Internal Revenue Code.

Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt-interest income (but does not require any minimum distribution of net capital gain), the Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

Fund Distributions.
The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF, REIT, or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Certain of the Fund’s investment strategies may limit its ability to distribute dividends eligible to be reported as qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund.

In the case of corporate shareholders, the Fund’s distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Fund’s investment strategies may limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If the Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If the Fund’s distributions for a taxable year exceed its earnings and profits, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. After a shareholder’s basis in the Fund’s shares has been reduced to zero, distributions by the Fund in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders will be notified annually by the Fund (or by your broker) as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Net Investment Income Tax.
U.S. individuals with adjusted gross income exceeding certain thresholds ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares and capital gain distributions). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sale, Exchange or Redemption of Shares.
Sales and exchanges of Fund shares are generally taxable transactions for federal income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise will be treated as a short-term capital gain or loss.

All or a portion of any loss realized upon the sale of Fund shares will be disallowed to the extent that substantially identical shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a sale. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Cost Basis Reporting.
The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Internal Revenue Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Foreign Taxes.
The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

If more than 50 percent of the value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, then the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If the Fund makes the election, the Fund (or your broker) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Internal Revenue Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Complex Securities.
The Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (
i.e.
, treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its eligibility for treatment as a RIC.

Certain derivative investments by the Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the 90% Test described above, which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Asset Test described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the Asset Test with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which the Fund invests are not securities.

The Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Internal Revenue Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

If the Fund acquires any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. The Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments. Amounts included in income each year by the Fund arising from a QEF election will be “qualifying income” under the 90% Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

The Fund’s transactions in foreign currencies will generally be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Additionally, the Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% Test described above if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated are qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Pursuant to recently proposed regulations on which the Fund may rely, distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Backup Withholding.
In certain cases, the Fund or financial intermediaries, such as brokers, through which shareholders own Fund shares, will be required to withhold (as “backup withholding”) on reportable dividends and distributions, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to backup withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the U.S. (discussed below).

Foreign Shareholders.
Any foreign investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions of taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source interest and dividends unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay additional amounts in respect to any amounts withheld. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of the Fund’s common shares.

A beneficial holder of shares who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

Taxes on Purchases and Redemptions of Creation Units.
An Authorized Participant who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (a) the sum of the market value of the Creation Units at the time and any net cash received, and (b) the sum of the purchaser’s aggregate basis in the securities surrendered and any net cash paid for the Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between (x) the sum of the redeemer’s basis in the Creation Units, and (y) the sum of the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units may not be deducted currently under the rules governing “wash sales” by an Authorized Participant that does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units should generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any capital loss upon a redemption of Creation Units held for six months or less should be treated as long-term capital loss to the extent of any amounts treated as distributions to the person redeeming the Creation Units of long-term capital gain with respect to the Creation Units (including any amounts credited to that person as undistributed capital gains). Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Tax-Exempt Shareholders.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, a RIC generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that hold residual interests in a REMIC or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

The Fund’s shares held in a tax qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.

Certain Potential Tax Reporting Requirements.
Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes.
The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are urged to consult their own tax advisors regarding the particular tax consequences to them of an investment in the Fund and regarding specific questions as to foreign, federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisor, Sub-Advisor, Distributor, or any affiliated person of the Fund, the Advisor, Sub-Advisor or Distributor.

Each Business Day, Fund portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following Business Day. Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers who are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants and (ii) to other personnel of the Advisor, Sub-Advisor and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer, or a compliance manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, Sub-Advisor or any other party receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of portfolio holdings disclosure policies and procedures, the Codes of Ethics, and protection of non-public information policies and procedures (collectively, the “Portfolio Holdings Governing Policies”) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any Portfolio Holdings Governing Policies, and (3) considering whether to approve or ratify any amendment to any Portfolio Holdings Governing Policies. The Board and the Fund reserve the right to amend the Portfolio Holdings Governing Policies at any time and from time to time without prior notice in their sole discretion. For purposes of the Portfolio Holdings Governing Policies, the term “portfolio holdings” means the equity and debt securities (
e.g
., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings in its Annual Report and Semi-Annual Report to shareholders and file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. All of these reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund will vote separately on matters relating solely to the Fund. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by the Board on the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814.

Shareholder Inquiries

Shareholders may visit the Trust’s website at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any financial statements. The Fund’s financial statements will be available after the Fund has completed its first fiscal year of operations.

APPENDIX A

POSEIDON INVESTMENT MANAGEMENT, LLC

JANUARY 2019

PROXY VOTING POLICY

Poseidon exercises proxy voting authority on behalf of its Clients. Poseidon, as a fiduciary of its Clients, must act to maximize the value of the accounts it manages. Under its fiduciary duties of care and loyalty the Firm must monitor corporate actions and act reasonably to vote proxies in the best interests of its Clients.

Rule 206(4)-6 under the Advisers Act requires that an adviser that exercises voting authority over client securities:

●	adopt and implement written proxy voting procedures reasonably designed to ensure that its voting is in the best interests of clients,

●	address in such policies and procedures how the adviser will manage any conflicts of interest that might otherwise affect its proxy voting decisions,

●	provide a summary of such procedures to clients, and

●	offer to provide the full procedures upon request and inform clients how they can obtain information about how their securities were voted.

It is Poseidon’s policy generally to vote against any management proposals that Poseidon believes could prevent companies from realizing their maximum market value or would insulate companies and/or management from accountability to shareholders or prudent regulatory compliance.

Poseidon has adopted the following proxy voting policies and procedures:

A. Business Operations

The Firm generally will vote in favor of proposals that are a standard and necessary aspect of business operations and that the Firm believes will not typically have a significant negative effect on the value of the investment. Factors considered in reviewing these proposals include the financial performance of the company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Such proposals include, but are not limited to:

●	Name changes

●	Election of directors

●	Ratification of auditors

●	Maintaining current levels of directors’ indemnification and liability

●	Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders’ proportionate interest

●	Employee stock purchase or ownership plans

B. Change in Status

Proposals that change the status of the corporation, its individual securities, or the ownership status of the securities will be reviewed on a case-by-case basis. Changes in status include proposals regarding:

●	Mergers, acquisitions, restructurings

●	Reincorporations

●	Changes in capitalization

C. Shareholder Democracy

The Firm generally will vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

●	Increased indemnification protections for directors or officers

●	Certain supermajority requirements

●	Unequal voting rights

●	Classified boards

●	Cumulative voting

●	Authorization of new securities if the intention appears to be to unduly dilute the shareholders’ proportionate interest

●	Changing the state of incorporation if the intention appears to disfavor the economic interest of the shareholders

The Firm generally supports proposals that maintain or expand shareholder democracy such as:

●	Annual elections

●	Independent directors

●	Confidential voting

●	Proposals that require shareholder approval for:

•	Adoption or retention of “poison pills” or golden parachutes

•	Elimination of cumulative voting or preemptive rights

•	Reclassification of company boards

The Firm believes reasonable compensation is appropriate for directors, executives and employees of publicly traded companies. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors the Firm considers when reviewing a compensation proposal is whether it potentially dilutes the value of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the repricing of options. Each proposal is reviewed individually. A record of all proxy decisions and the rationale for voting will be retained and available for inspection by Clients at any time in accordance with the procedures listed below.

D. Conflicts of Interest

The Firm must act as a fiduciary when voting proxies on behalf of its Clients. In that regard, the Firm seeks to avoid possible conflicts of interest in connection with proxy voting.

E. ERISA Considerations

ERISA prohibits fiduciaries from acting on behalf of a plan in situations in which the fiduciary is subject to a conflict of interest. Thus, if the Firm determines that it has a conflict of interest with respect to the voting of proxies, the Firm must either seek the Client’s informed direction or retain an independent person to direct the Firm how to vote the proxy in the best interests of the ERISA account.

F. Class Actions

The Firm shall determine appropriate participation in any class action. Poseidon may utilize an outside service provider to monitor class actions.

G. Firm Policies and Procedures

1. Receipt of Proxy Materials. The Firm receives proxy materials primarily from Client custodians via email and through the mail with respect to any securities held in Client accounts. Upon receipt of such materials, the Chief Compliance Officer checks Client contracts to confirm that proxy voting authority has been assigned by the Clients that hold the securities. The Chief Compliance Officer then checks the Firm’s records to determine that proxies have been received for all accounts holding the security and whether the Firm still has a position in the security. If the Firm has sold its position between the record date and the meeting date for a particular security, the Firm refrains from voting the securities. If the proxies are to be voted, the Chief Compliance Officer establishes a file and obtains a proxy analysis report from a proxy advisory service. In cases where a Client has contracted with a third party to vote proxies, the Chief Compliance Officer forwards the proxy to that party.

2. Voting Decisions. For each vote, the Chief Compliance Officer discusses the issues or initiatives with the portfolio manager responsible for the security. The Firm generally votes in accordance with the proxy voting policy described above. Once a determination has been made regarding how the Firm will vote, the Chief Compliance Officer casts the Firm’s vote electronically. If there is a decision to vote not in accordance with the stated proxy policy, the Chief Compliance Officer is responsible for documenting the decision making process and the reason for the variance from the policy.

3. Recusal from Voting. Any Employee who has a direct or indirect pecuniary interest in any issue presented for voting, or any relationship with the issuer, must so inform the Chief Compliance Officer and recuse him or herself from decisions on how proxies with respect to that issuer are voted.

4. Conflicts of Interest. The Chief Compliance Officer will review all potential conflicts of interests and determine whether such potential conflict is material. Where the Chief Compliance Officer determines there is a potential for a material conflict of interest regarding a proxy, the Chief Compliance Officer will consult with the portfolio manager and a determination will be made as to whether one or more of the following steps will be taken: (i) inform Clients of the material conflict and the Firm’s voting decision; (ii) discuss the proxy vote with Clients; (iii) fully disclose the material facts regarding the conflict and seek the Clients’ consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. The Chief Compliance Officer will document the steps taken to evidence that the proxy vote was in the best interest of Clients and not the product of any material conflict. Such documentation will be maintained in accordance with required recordkeeping procedures.

5. Disclosure of Policies and Procedures. The Chief Compliance Officer will provide a summary of these policies and procedures in its Firm brochure to be furnished to Clients. The Chief Compliance Officer will further provide a copy of these policies and procedures to any Client upon request and will inform Clients in the Firm brochure about how Clients can obtain further proxy voting information about their own proxies.

6. Client Requests for Votes. If a Client requests that their proxies be voted in a specific way on a specific issue, the portfolio manager will advise the Client that it cannot accommodate the request.

7. Client Requests for Voting Record. Clients may request information concerning how proxies were voted on Client securities. The portfolio manager will notify the Chief Compliance Officer if he or she receives such request and will respond to such requests showing how Client securities were voted on particular issues.

PART C: OTHER INFORMATION

Item 28 .	Exhibits

(a)(1)	Certificate of Trust, dated July 30, 2007, as filed with the state of Delaware on August 1, 2007, for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust, dated July 30, 2007, is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)	Registrant’s By-Laws, dated July 30, 2007, as amended November 13, 2013, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-13-065833 on December 5, 2013.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement, dated February 5, 2018, between the Registrant and AdvisorShares Investments, LLC (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(2)	Amendment No. 1, dated February 12, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(3)	Amendment No. 2, dated February 16, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(4)	Amendment No. 3, dated March 6, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(5)	Amendment No. 4, dated June 5, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(6)	Amendment No. 5, dated October 11, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(d)(7)	Amendment No. 6, dated December 21, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(d)(8)	Amendment No. 7, dated February 21, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(d)(9)	Amendment No. 8, dated April 1, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(d)(10)	Amendment No. 9, dated May 16, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-011592 on August 28, 2019.

(d)(11)	Amendment No. 10, dated December 25, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-015892 on December 20, 2019.

(d)(12)	Amendment No. 11, dated June 26, 2020, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-20-007951 on July 1, 2020.

(d)(13)	Amendment No. 12, dated December 10, 2020, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(d)(14)	Amendment No. 13, dated January 11, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(d)(15)	Amendment No. 14, dated April 16, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 177 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-002662 on April 19, 2021.

(d)(16)	Amendment No. 15, dated May 27, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(d)(17)	Amendment No. 16, dated July 30, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 192 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-009881 on September 10, 2021.

(d)(18)	Amendment No. 17, dated November 1, 2021, to the Advisory Agreement is filed herewith.

(d)(19)	Amendment to the Advisory Agreement, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(d)(20)	Investment Sub-Advisory Agreement, dated February 12, 2018, between AdvisorShares Investments, LLC and Dorsey, Wright & Associates, LLC (the “Dorsey Wright Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(d)(21)	Amended Schedule A, dated June 5, 2018, to the Dorsey Wright Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(d)(22)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(23)	Investment Sub-Advisory Agreement, dated October 11, 2018, between AdvisorShares Investments, LLC and DoubleLine Equity LP is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(24)	Investment Sub-Advisory Agreement, dated November 25, 2020, between AdvisorShares Investments, LLC and ChangePath, LLC is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(d)(25)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Newfleet Asset Management, LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(26)	Investment Sub-Advisory Agreement, dated December 10, 2020, between AdvisorShares Investments, LLC and ThinkBetter, LLC is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(d)(27)	Investment Sub-Advisory Agreement, dated January 11, 2021, between AdvisorShares Investments, LLC and Alpha DNA Investment Management LLC is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(d)(28)	Investment Sub-Advisory Agreement, dated May 27, 2021, between AdvisorShares Investments, LLC and Gerber Kawasaki, Inc. is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(d)(29)
Investment Sub-Advisory Agreement, dated October 27, 2021, between AdvisorShares Investments, LLC and CSM Advisors, LLC is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 197 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013756 on November 5, 2021.

(d)(30)	Investment Sub-Advisory Agreement, dated October 25, 2021, between AdvisorShares Investments, LLC and Poseidon Investment Management, LLC is filed herewith.

(e)(1)	ETF Distribution Agreement, dated June 25, 2009, between the Registrant and Foreside Fund Services, LLC (the “Initial Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)	ETF Distribution Agreement, dated May 31, 2017, between the Registrant and Foreside Fund Services, LLC (the “2017 Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-003336 on June 23, 2017.

(e)(3)	ETF Distribution Agreement, dated September 30, 2021, between the Registrant and Foreside Fund Services, LLC (the “2021 Distribution Agreement” and, together with the Initial Distribution Agreement and the 2017 Distribution Agreement, the “Amended Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 194 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013072 on October 29, 2021.

(e)(4)	First Amendment, dated September 30, 2021, to the Amended Distribution Agreement is filed herewith.

(e)(5)	Amendment to the Distribution Agreement, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(e)(6)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Amendment, dated December 11, 2017, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(g)(3)	Amendment and revised Schedule II, dated October 19, 2021, to the Custody Agreement is filed herewith.

(g)(4)
Amendment and revised Schedule II to the Custody Agreement, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(g)(5)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(1)	Fund Administration and Accounting Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Administration and Accounting Agreement”) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Amendment, dated June 1, 2014, to the Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-14-053413 on August 29, 2014.

(h)(3)	Amendment and revised Exhibit A, dated October 19, 2021, to the Administration and Accounting Agreement is filed herewith.

(h)(4)
Amendment and revised Exhibit A to the Administration and Accounting Agreement, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(h)(5)	Investment Company Reporting Modernization Services Amendment, dated April 15, 2021, to the Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(h)(6)	Transfer Agency and Service Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Transfer Agency Agreement”) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876 ), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(7)	Amendment and revised Schedule I, dated October 19, 2021, to the Transfer Agency Agreement is filed herewith.

(h)(8)
Amendment and revised Schedule I to the Transfer Agency Agreement, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(h)(9)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(10)	Third Amended and Restated Expense Limitation Agreement, dated September 8, 2017, between the Registrant and AdvisorShares Investments, LLC (the “AdvisorShares Investments Expense Limitation Agreement”) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-005962 on October 27, 2017.

(h)(11)	Revised Schedule A, dated November 1, 2021, to the AdvisorShares Investments Expense Limitation Agreement is filed herewith.

(h)(12)
Revised Schedule A to the AdvisorShares Investments Expense Limitation Agreement, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(h)(13)	Expense Limitation Agreement, dated September 15, 2010, between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(h)(14)	Expense Limitation Agreement, dated November 25, 2020, between AdvisorShares Investments, LLC and ChangePath, LLC is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(h)(15)	Expense Limitation Agreement, dated December 10, 2020, between AdvisorShares Investments, LLC and ThinkBetter, LLC is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(h)(16)	Expense Limitation Agreement, dated January 11, 2021, between AdvisorShares Investments, LLC and Alpha DNA Investment Management LLC is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(h)(17)	Sub-Adviser Expense Limitation Agreement, dated May 27, 2021, between AdvisorShares Investments, LLC and Gerber Kawasaki, Inc. is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(h)(18)
Sub-Adviser Expense Limitation Agreement, dated October 27, 2021, between AdvisorShares Investments, LLC and CSM Advisors, LLC is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 197 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013756 on November 5, 2021.

(h)(19)	Sub-Adviser Expense Limitation Agreement, dated October 25, 2021, between AdvisorShares Investments, LLC and Poseidon Investment Management, LLC is filed herewith.

(i)(1)	Opinion and consent of counsel, Morgan Lewis & Bockius LLP, relating to each series of the Trust (except for those series listed in Exhibit numbers (i)(2)-(i)(15) below), is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-15-061249 on October 28, 2015.

(i)(2)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Focused Equity ETF, is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-16-123945 on September 14, 2016.

(i)(3)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Vice ETF, is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-006725 on November 14, 2017.

(i)(4)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(i)(5)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Pure Cannabis ETF, is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(i)(6)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF, is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-015892 on December 20, 2019.

(i)(7)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Pure US Cannabis ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-20-007951 on July 1, 2020.

(i)(8)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Q Portfolio Blended Allocation ETF and AdvisorShares Q Dynamic Growth ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(i)(9)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Alpha DNA Equity Sentiment ETF, is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(i)(10)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Restaurant ETF and AdvisorShares Hotel ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 177 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-002662 on April 19, 2021.

(i)(11)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Gerber Kawasaki ETF, is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(i)(12)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Psychedelics ETF, is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 192 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-009881 on September 10, 2021.

(i)(13)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Poseidon Dynamic Cannabis ETF, is filed herewith.

(i)(14)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Managed Bitcoin ETF, to be filed by amendment.

(i)(15)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Schedule A, as last revised November 1, 2021, to the Distribution Plan is filed herewith.

(m)(3)	Revised Schedule A to the Distribution Plan, reflecting the addition of the AdvisorShares Managed Bitcoin ETF and AdvisorShares Let Bob AI Powered Momentum ETF, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, dated May 24, 2016, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-004835 on August 29, 2017.

(p)(2)	Code of Ethics of AdvisorShares Investments, LLC, revised March 1, 2021, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(p)(3)	Code of Ethics, dated May 1, 2009, of Foreside Financial Group, LLC (including Foreside Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)	Code of Ethics of Dorsey, Wright & Associates, LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-16-121820 on August 29, 2016.

(p)(5)	Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-16-121820 on August 29, 2016.

(p)(6)	Code of Ethics, dated January 1, 2021, of DoubleLine Equity LP is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(p)(7)	Code of Ethics, dated October 27, 2020, of ChangePath, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(p)(8)	Amended and Restated Code of Ethics, as of October 1, 2017, of Virtus Investment Partners, Inc., parent company of Newfleet Asset Management, LLC, is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-002099 on March 26, 2018.

(p)(9)	Code of Ethics, as revised July 31, 2019, of ThinkBetter, LLC is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(p)(10)	Code of Ethics, dated January 30, 2018, of Alpha DNA Investment Management LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(p)(11)	Code of Ethics of Gerber Kawasaki, Inc. is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(p)(12)	Code of Ethics of CSM Advisors, LLC is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 194 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013072 on October 29, 2021.

(p)(13)	Code of Ethics of Poseidon Investment Management, LLC is filed herewith.

(q)(1)	Powers of Attorney, dated June 2013, for Messrs. Noah Hamman and Dan Ahrens and May 2013 for Mr. William G. McVay and Madame Elizabeth Piper/Bach are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-13-035024 on June 14, 2013.

(q)(2)	Opinion of counsel, Fox Rothschild, LLP, on legal status of cannabis companies held by the AdvisorShares Pure Cannabis ETF, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(q)(3)	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Pure US Cannabis ETF and AdvisorShares Pure Cannabis ETF is incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-20-007951 on July 1, 2020.

(q)(4)	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Psychedelics ETF, is incorporated herein by reference to Exhibit (q)(4) of Post-Effective Amendment No. 192 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-009881 on September 10, 2021.

(q)(5)	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Poseidon Dynamic Cannabis ETF, is filed herewith.

EX-101.INS	XBRL Instance Document - the Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or under Common Control with the Fund

Upon the commencement of operations of the AdvisorShares Managed Bitcoin ETF, the Registrant will own 100% of the [AdvisorShares Managed Bitcoin CFC], an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30.	Indemnification

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii)       as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)       in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A)     by the court or other body approving the settlement;

(B)     by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)     by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 .	Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC
AdvisorShares Investments, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of the Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Alpha DNA Investment Management LLC
Alpha DNA Investment Management LLC (“Alpha DNA”) serves as investment sub-advisor for the Trust’s AdvisorShares Alpha DNA Equity Sentiment ETF. The principal address of Alpha DNA is 8860 Columbia 100 Parkway, Suite 301, Columbia, Maryland 21045. Alpha DNA is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of Alpha DNA is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ChangePath, LLC
ChangePath, LLC (“ChangePath”) serves as investment sub-advisor for the Trust’s AdvisorShares STAR Global Buy-Write ETF. The principal address of ChangePath is 11460 Tomahawk Creek Parkway, Suite 200, Leawood, Kansas 66211. ChangePath is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of ChangePath are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with ChangePath	Name of Other Company	Connection with Other Company
Kenneth Hyman, Sr. VP of Business Development	Partnervest Advisory Services, LLC	President/CEO

CSM Advisors, LLC
CSM Advisors, LLC (“CSM Advisors”) serves as investment sub-advisor for the Trust’s AdvisorShares North Square McKee Core Reserves ETF and AdvisorShares North Square McKee ESG Core Bond ETF. The principal address of CSM Advisors, LLC is 420 Fort Duquesne Boulevard, Pittsburgh, Pennsylvania 15222. CSM Advisors is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of CSM Advisors are or have been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Dorsey, Wright & Associates, LLC
Dorsey, Wright & Associates, LLC (“Dorsey Wright”) serves as investment sub-advisor for the Trust’s AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF. The principal address of Dorsey Wright is 3300 W. Leigh Street Richmond, Virginia 23230. Dorsey Wright is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of Dorsey Wright are or have been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

DoubleLine Equity LP
DoubleLine Equity LP (“DoubleLine”) serves as investment sub-advisor for the Trust’s AdvisorShares DoubleLine Value Equity ETF. The principal address of DoubleLine is 505 North Brand Boulevard, Suite 860, Glendale, California, 91203. is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of DoubleLine are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with DoubleLine	Name of Other Company	Connection with Other Company
Jeffrey Gundlach, Executive Committee	DoubleLine Capital LP	Executive Committee
Henry Chase, Executive Committee	DoubleLine Capital LP	Executive Committee
Earl Lariscy, Executive Committee	DoubleLine Capital LP	Executive Committee
Ronald Redell, Executive Committee	DoubleLine Capital LP	Executive Committee
Cris Santa Ana III, Executive Committee	DoubleLine Capital LP	Executive Committee
Barbara Van Every, Executive Committee	DoubleLine Capital LP	Executive Committee
Casey Moore, Executive Committee	DoubleLine Capital LP	Executive Committee
Jeffrey Sherman, Executive Committee	DoubleLine Capital LP	Executive Committee
Youse Guia, Chief Compliance Officer, Executive Committee	DoubleLine Capital LP	Chief Compliance Officer, Executive Committee
Joan Elam, Executive Committee	DoubleLine Capital LP	Executive Committee
Patrick Townzen, Executive Committee	DoubleLine Capital LP	Executive Committee

Gerber Kawasaki, Inc.
Gerber Kawasaki, Inc. (“Gerber Kawasaki”) serves as investment sub-advisor for the Trust’s AdvisorShares Gerber Kawasaki ETF. The principal address of Gerber Kawasaki is 2716 Ocean Park Boulevard, Santa Monica, California 90405. Gerber Kawasaki is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of Gerber Kawasaki are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Gerber Kawasaki	Name of Other Company	Connection with Other Company
Ross Gerber, President, Chief Executive Officer & Chief Investment Officer	Cocoon Malibu LLC	Managing Member

Newfleet Asset Management, LLC

Newfleet Asset Management, LLC (“Newfleet”) serves as investment sub-advisor for the Trust’s AdvisorShares Newfleet Multi-Sector Income ETF. The principal address of Newfleet is One Financial Plaza, Hartford, Connecticut 06103. Newfleet is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Newfleet  is or has been, at any time during the last two fiscal years (June 30, 2020 and 2021), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, see Item 7 of Part 1A and Item 10 of Part 2A of Newfleet’s current Form ADV (SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, and incorporated herein by reference. Information about Newfleet also may be found under the headings “Management of the Fund” in the Newfleet Multi-Sector Income ETF’s Prospectus and “Services of the Adviser and Sub-adviser” and “Management of the Trust” in the Newfleet Multi-Income Sector ETF’s Statement of Additional Information.

Poseidon Investment Management, LLC
Poseidon Investment Management, LLC (“Poseidon”) serves as investment sub-advisor for the Trust’s AdvisorShares Poseidon Dynamic Cannabis ETF. The principal address of Poseidon is 330 Fell Street, Suite 200, San Francisco, California 94102. Poseidon is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of Poseidon are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Poseidon	Name of Other Company	Connection with Other Company
Emily Paxhia, Managing Director	Flowhub	Director
	Ascend	Director
	Headset	Director
	Respira	Director
	SPARC	Director
	Grupo Landsteiner Scientific	Director
	TriGrow	Director
	Athlete’s for Care	Director
Morgan Paxhia, Managing Director	Confident Cannabis	Director
	Bastcore	Director
	Wurk	Director
	Sublime	Director
Tyler Greif, Managing Director	Vicunita Minerals UK Limited	Director
	FCLE Holdings, LLC	Director
	Gold Key Holdings, LLC	Manager and Director
	HomeBase, LLC	Manager and Executive Chairman
	EdgeHill Venture Partners, LLC	Chief Investment Officer

Ranger Alternative Management, L.P.
Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-advisor for the Trust’s AdvisorShares Ranger Equity Bear ETF. The principal address of Ranger is 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201. Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of Ranger are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Ranger	Name of Other Company	Connection with Other Company
John Del Vecchio, Portfolio Manager	Parabolix Research Incorporated	President
	Index Deletion Strategies, LLC	Managing Member
	17 Middle Pines, LLC	Member
Brad Lamensdorf, Portfolio Manager, Trading and Market Strategist	BHL Advisors, LLC	Managing Member & Portfolio Manager
	LMTR, LLC	Principal
	Active Alts, Inc.	CEO & Portfolio Manager

ThinkBetter, LLC
ThinkBetter, LLC (“ThinkBetter”) serves as investment sub-advisor for the Trust’s AdvisorShares Q Portfolio Blended Allocation ETF and AdvisorShares Q Dynamic Growth ETF. The principal address of ThinkBetter is 1924 South Osprey Avenue, Suite 202, Sarasota, Florida 34239. ThinkBetter is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of ThinkBetter are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with ThinkBetter	Name of Other Company	Connection with Other Company
Renaud (Ron) Piccinini, Member	The Q Consulting Group, LLC	President
	ThinkBetter Holdings, LLC	Managing Member
	Peach Financial Consulting	Owner / Chief Executive Officer
Edward C. Bertelsen, Chief Executive Officer	ThinkBetter Holdings, LLC	Chief Executive Officer
	The Q Consulting Group, LLC	Chief Executive Officer
Teresa A. Koncick, Member	ThinkBetter Holdings, LLC	Member
	The Q Consulting Group, LLC	General Counsel
	SunCoast Blood Centers Board	Member
Christian C. Bertelsen, Member	ThinkBetter Holdings, LLC	Member

Item 32.	Foreside Fund Services, LLC

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AFA Multi-Manager Credit Fund
5.	AGF Investments Trust (f/k/a FQF Trust)
6.	AIM ETF Products Trust
7.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
8.	AlphaCentric Prime Meridian Income Fund
9.	American Century ETF Trust
10.	American Customer Satisfaction ETF, Series of ETF Series Solutions
11.	Amplify ETF Trust

12.	ARK ETF Trust
13.	ASYMmetric ETFs Trust
14.	Bluestone Community Development Fund (f/k/a The 504 Fund)
15.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
16.	Bridgeway Funds, Inc.
17.	Brinker Capital Destinations Trust
18.	Brookfield Real Assets Income Fund Inc.
19.	Cabot Equity Growth ETF, Series of Listed Funds Trust
20.	Calamos Convertible and High Income Fund
21.	Calamos Convertible Opportunities and Income Fund
22.	Calamos Dynamic Convertible and Income Fund
23.	Calamos Global Dynamic Income Fund
24.	Calamos Global Total Return Fund
25.	Calamos Strategic Total Return Fund
26.	Carlyle Tactical Private Credit Fund
27.	Center Coast Brookfield MLP & Energy Infrastructure Fund
28.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
29.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
30.	Cliffwater Corporate Lending Fund
31.	Cliffwater Enhanced Lending Fund
32.	Cohen & Steers Infrastructure Fund, Inc.
33.	CornerCap Group of Funds
34.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
35.	Davis Fundamental ETF Trust
36.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
37.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
38.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
39.	Defiance Next Gen Big Data ETF, Series of ETF Series Solutions
40.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
41.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
42.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
43.	Defiance Quantum ETF, Series of ETF Series Solutions
44.	Direxion Shares ETF Trust
45.	DoubleLine Opportunistic Credit Fund
46.	Eaton Vance NextShares Trust
47.	Eaton Vance NextShares Trust II
48.	EIP Investment Trust
49.	Ellington Income Opportunities Fund
50.	EntrepreneurShares Series Trust
51.	Esoterica Thematic ETF Trust
52.	ETF Opportunities Trust
53.	Evanston Alternative Opportunities Fund
54.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
55.	Fat Tail Risk ETF, Series of Collaborative Investment Series Trust
56.	Fiera Capital Series Trust
57.	FlexShares Trust
58.	FOMO ETF, Series of Collaborative Investment Series Trust
59.	Forum Funds
60.	Forum Funds II
61.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
62.	Guinness Atkinson Funds
63.	Harbor ETF Trust
64.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
65.	Infinity Core Alternative Fund
66.	Infusive US Trust
67.	Innovator ETFs Trust

68.	Ironwood Institutional Multi-Strategy Fund LLC
69.	Ironwood Multi-Strategy Fund LLC
70.	John Hancock Exchange-Traded Fund Trust
71.	Mairs & Power Funds Trust
72.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
73.	Manor Investment Funds
74.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
75.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
76.	Morningstar Funds Trust
77.	OSI ETF Trust
78.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
79.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
80.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
81.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
82.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
83.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
84.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
85.	Pacific Global ETF Trust
86.	Palmer Square Opportunistic Income Fund
87.	Partners Group Private Income Opportunities, LLC
88.	PENN Capital Funds Trust
89.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
90.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
91.	Plan Investment Fund, Inc.
92.	PMC Funds, Series of Trust for Professional Managers
93.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
94.	Putnam ETF Trust
95.	Quaker Investment Trust
96.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
97.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
98.	Renaissance Capital Greenwich Funds
99.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
100.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
101.	RMB Investors Trust (f/k/a Burnham Investors Trust)
102.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
103.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
104.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
105.	Roundhill MVP ETF, Series of Listed Funds Trust
106.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
107.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
108.	Salient MF Trust
109.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
110.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
111.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
112.	SHP ETF Trust
113.	Six Circles Trust
114.	Sound Shore Fund, Inc.
115.	Spear Alpha ETF, Series of Listed Funds Trust
116.	Strategy Shares
117.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
118.	Syntax ETF Trust
119.	The Active Dividend Stock ETF, Series of Collaborative Investment Series Trust
120.	The Chartwell Funds
121.	The Community Development Fund
122.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
123.	The Private Shares Fund (f/k/a SharesPost 100 Fund)

124.	The Relative Value Fund
125.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
126.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
127.	Third Avenue Trust
128.	Third Avenue Variable Series Trust
129.	Tidal ETF Trust
130.	TIFF Investment Program
131.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
132.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
133.	Timothy Plan International ETF, Series of The Timothy Plan
134.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
135.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
136.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
137.	Transamerica ETF Trust
138.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
139.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
140.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
141.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
142.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
143.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
144.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
145.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
146.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
147.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
148.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
149.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
150.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
151.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
152.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
153.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
154.	U.S. Global Investors Funds
155.	Variant Alternative Income Fund
156.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
157.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
158.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
159.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
160.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
161.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
162.	VictoryShares Protect America ETF, Series of Victory Portfolios II
163.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
164.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
165.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
166.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
167.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
168.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
169.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
170.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
171.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
172.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
173.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
174.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
175.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
176.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
177.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
178.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
179.	WisdomTree Trust
180.	WST Investment Trust
181.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33 .	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

(b)	Adviser:
AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

(c)	Sub-Advisers:
Alpha DNA Investment Management, LLC 8860 Columbia 100 Parkway, Suite 301 Columbia, Maryland 21045

ChangePath, LLC
11460 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

CSM Advisors, LLC
420 Fort Duquesne Boulevard
Pittsburgh, Pennsylvania 15222
Dorsey, Wright & Associates, LLC
3300 W. Leigh Street
Richmond, Virginia 23230

DoubleLine Equity LP
505 North Brand Boulevard, Suite 860
Glendale, California, 91203

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, California 90405

Newfleet Asset Management, LLC
One Financial Plaza
Hartford, Connecticut 06103

Poseidon Investment Management, LLC
330 Fell Street, Suite 200
San Francisco, California 94102

Ranger Alternative Management L.P.
2828 N. Harwood Street, Suite 1900
Dallas, Texas 75201

ThinkBetter, LLC 1924 South Osprey Avenue, Suite 202 Sarasota, Florida 34239

(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(e)	Custodian and Administrator:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Item 34 .	Management Services

Not Applicable.

Item 35 .	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 198 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda, State of Maryland on the 10th day of November 2021.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 198 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Trustee and President	November 10, 2021
Noah Hamman

*	Trustee	November 10, 2021
Elizabeth Piper/Bach

*	Trustee	November 10, 2021
William G. McVay

*	Treasurer	November 10, 2021
Dan Ahrens

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit No.	Exhibit

EX-99.D18	Amendment No. 17, dated November 1, 2021, to the Advisory Agreement

EX-99.D30	Investment Sub-Advisory Agreement, dated October 25, 2021, between AdvisorShares Investments, LLC and Poseidon Investment Management, LLC

EX-99.E20	First Amendment, dated September 30, 2021, to the Amended Distribution Agreement

EX-99.G3	Amendment and revised Schedule II, dated October 19, 2021, to the Custody Agreement

EX-99.H3	Amendment and revised Exhibit A, dated October 19, 2021, to the Administration and Accounting Agreement

EX-99.H7	Amendment and revised Schedule I, dated October 19, 2021, to the Transfer Agency Agreement

EX-99.H11	Revised Schedule A, dated November 1, 2021, to the AdvisorShares Investments Expense Limitation Agreement

EX-99.H19	Sub-Adviser Expense Limitation Agreement, dated October 25, 2021, between AdvisorShares Investments, LLC and Poseidon Investment Management, LLC

EX-99.I13	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Poseidon Dynamic Cannabis ETF

EX-99.M2	Revised Schedule A, as last revised November 1, 2021, to the Distribution Plan

EX-99.P13	Code of Ethics of Poseidon Investment Management, LLC

EX-99.Q5	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Poseidon Dynamic Cannabis ETF